Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	232,000	295,867	292,400
Awards granted			20,800
Awards Exercised			(17,333)
Awards forfeited	(16,867)	(63,867)
Ending balance	215,133	232,000	295,867
Balance exercisable, end of period	204,733	145,667	80,133
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	168,089	241,142
Awards granted			241,142
Awards forfeited	(25,644)	(73,053)
Ending balance	142,445	168,089	241,142
Balance exercisable, end of period	99,237	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	491,020
Awards granted		491,020
Awards forfeited	(104,070)
Ending balance	386,950	491,020
Balance exercisable, end of period	128,983